                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2008
                                                -----------------

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.): [ X ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Temasek Holdings (Private) Limited
          -------------------------------------
Address:    60B Orchard Road #06-18 Tower 2
          -------------------------------------
            The Atrium@Orchard, Singapore
          -------------------------------------
            238891, Singapore
          -------------------------------------

Form 13F File Number: 28-13088

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Chia Yue Joo Lena
       -----------------------------------------
Title:   Managing Director, Legal & Regulations
       -----------------------------------------
Phone:   +65 6828 6968
       -----------------------------------------

Signature, Place, and Date of Signing:

  /s/ Chia Yue Joo Lena           Singapore                July 2, 2008
  ---------------------    ------------------------  ------------------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       16
                                         ----------
Form 13F Information Table Entry Total:  11
                                         ----------
Form 13F Information Table Value Total:  4,948,179
                                         ----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number  Name

  1       28-13101         Clover Investments (Mauritius) Pte Ltd

  2       28-13091         Amberwood Investments (Mauritius) Pte Ltd

  3       28-13094         Faber Investments (Mauritius) Pte Ltd

  4       28-13105         Henderson Investments (Mauritius) Pte Ltd

  5       28-13097         Springwood Investments (Mauritius) Pte Ltd

  6       28-13093         Tomlinson Investments (Mauritius) Pte Ltd

  7       28-13099         Centaura Investments (Mauritius) Pte Ltd

  8       28-13098         Cairnhill Investments (Mauritius) Pte Ltd

  9       28-13092         Crescent Investments (Mauritius) Pte Ltd

  10      28-13089         Allamanda Investments Pte Ltd

  11      28-13095         Seletar Investments Pte Ltd

  12      28-13090         Temasek Capital (Private) Limited

  13      28-13103         Fullerton Management Pte Ltd

  14      28-13102         Fullerton Financial Holdings Pte Ltd

  15      28-13096         Baytree Investments (Mauritius) Pte Ltd

  16      28-13100         Charlton Investments (Mauritius) Pte Ltd

                                      2

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                          FORM 13F INFORMATION TABLE

   COLUMN 1      COLUMN 2 COLUMN 3  COLUMN 4       COLUMN 5          COLUMN 6     COLUMN 7           COLUMN 8
---------------- -------- --------- --------- ------------------- -------------- ----------- ---------------------
                                               SHRS OR
    NAME OF      TITLE OF            VALUE       PRN     SH/ PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
    ISSUER        CLASS    CUSIP    (X$1000)     AMT     PRN CALL   DISCRETION    MANAGERS      SOLE    SHARED NONE
------------------------------------------------------------------------------------------------------------------
Blackstone       COM UNIT 09253U108  23,820   1,500,000  SH       Shared-defined             1,500,000
Group L P          LTD
------------------------------------------------------------------------------------------------------------------
Cyclacel           COM    23254L108   1,131    379,500   SH       Shared-defined              379,500
Pharmaceuticals
Inc
------------------------------------------------------------------------------------------------------------------
Equinix Inc      COM NEW  29444U502  285,907  4,300,000  SH       Shared-defined             4,300,000
------------------------------------------------------------------------------------------------------------------
Global Crossing  SHS NEW  G3921A175  718,223  47,376,161 SH       Shared-defined             47,376,161
Ltd
------------------------------------------------------------------------------------------------------------------
Home Inns &      SPON ADR 43713W107    807      41,000   SH       Shared-defined               41,000
Hotels Mgmt
Inc
------------------------------------------------------------------------------------------------------------------
ICICI Bk Ltd       ADR    45104G104  138,763  3,633,482  SH       Shared-defined 10, 13, 14  3,633,482
------------------------------------------------------------------------------------------------------------------
Merrill            COM    590188108 3,542,326 86,949,594 SH       Shared-defined 1, 2, 3, 4, 86,949,594
Lynch & Co Inc                                                                   5, 6, 7, 8,
                                                                                  9, 13, 16
------------------------------------------------------------------------------------------------------------------
Mylan Inc          COM    628530107  99,573   8,583,889  SH       Shared-defined 11, 12, 15  8,583,889
------------------------------------------------------------------------------------------------------------------
Opko Health        COM    68375N103   6,949   3,373,200  SH       Shared-defined             3,373,200
Inc
------------------------------------------------------------------------------------------------------------------
Vical Inc          COM    925602104  17,530   4,980,079  SH       Shared-defined             4,980,079
------------------------------------------------------------------------------------------------------------------
Yingli Green       ADR    98584B103  113,150  6,616,959  SH       Shared-defined 11, 12, 15  6,616,959
Energy Hldg
Co
------------------------------------------------------------------------------------------------------------------

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